Financial assets	12 Months Ended
Dec. 31, 2024
Financial assets.
Financial assets

14.Financial assets

Current financial assets relate to term accounts with an initial maturity longer than 3 months but less than 12 months measured at amortized costs.

As at December 31, 2024 the current financial assets consists of US$47.4 million (€45.6 million), which could generate a foreign currency exchange gain or loss in the financial results in accordance with the fluctuations of the USD/EUR exchange rate as the Company’s functional currency is EUR, and €5.8 million. The total amount of term deposits as at December 31, 2024, amounts to €51.4 million.

In 2024, the Company entered into USD term deposits and US Treasury bills for a total amount of US$ 77.4 million (€71.6 million) and €26.3 million. During the period ended as at, December 31, 2024, US$64.4 million (€59.8 million) and €25.5 million reached maturity and is subsequently held as cash.

As at December 31, 2023 the current financial assets consists of US$34.4 million (€31.1 million), which could generate a foreign currency exchange gain or loss in the financial results in accordance with the fluctuations of the USD/EUR exchange rate as the Company’s functional currency is EUR, and €5.0 million. The total amount of term deposits as at December 31, 2023, amounts to €36.1 million.

In 2023, the Company entered into USD term deposits and US Treasury bills for a total amount of US$75.1 million (€69.0 million) and €11.0 million. During the period ended as at, December 31, 2023, US$70.8 million (€65.7 million) and €55.0 million reached maturity and is subsequently held as cash.